DEPOSITS (Schedule of Retail Deposit Accounts) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Amount
Non-interest-earning checking	$ 16,300	$ 14,911
Interest-earning checking	21,077	20,654
Savings accounts	44,428	41,808
Money market accounts	24,730	23,772
Savings certificates	34,833	38,829
Advance payments by borrowers for taxes and insurance	491	550
Total	$ 141,859	$ 140,524
Percent of Portfolio
Non-interest-earning checking	11.50%	10.60%
Interest-earning checking	14.90%	14.70%
Savings accounts	31.30%	29.80%
Money market accounts	17.40%	16.90%
Savings certificates	24.60%	27.60%
Advance payments by borrowers for taxes and insurance	0.30%	0.40%
Total	100.00%	100.00%